Dividend income (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividend income
Dividend income	$ 227	$ 246	$ 235
Financial assets at fair value through profit or loss category
Dividend income
Dividend income	28	40	44
Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	199	206	191
NAFTRAC (Exchange-traded fund or ETF) | Financial assets at fair value through profit or loss category
Dividend income
Dividend income	9	36	36
Grupo Cementos de Chihuahua, S.A.B. de C.V | Financial assets at fair value through profit or loss category
Dividend income
Dividend income	1	3	7
Fomento Economico Mexicano, S.A.B. de C.V. | Financial assets at fair value through profit or loss category
Dividend income
Dividend income		1
Organization Soriano, S.A.B. de C.V | Financial assets at fair value through profit or loss category
Dividend income
Dividend income	17
Wal-Mart de Mexico, S.A.B. de C.V. | Financial assets at fair value through profit or loss category
Dividend income
Dividend income	1		1
Controladora Prosa, S.A. de C.V. | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	64	73	54
Trans Union de Mexico, S.A. | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	88	88	93
Bolsa Mexicana de Valores, S.A.B, de C.V. | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	29	25	25
Dun and Bradstreet de Mexico S.A. de C.V. | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income	$ 18	$ 20	18
Others | Financial assets at fair value through other comprehensive income category
Dividend income
Dividend income			$ 1